Summary Of Significant Accounting Policies - Summary of property and equipment net (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		1 year 6 months
Satellites
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Ground station equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	shorter of useful life or remaining lease term
Maximum [Member] | Site and other equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Site and other equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years